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Becker Value Equity Fund
Becker Value Equity Fund
Investment Objective
The investment objective of the Becker Value Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Retail Class	Institutional Class
Redemption Fee (as a percentage of Amount Redeemed) | Becker Value Equity Fund	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Becker Value Equity Fund		Retail Class	Institutional Class
Management Fees (as a percentage of Assets)		0.55%	0.55%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):	[1]	0.26%	0.16%
Expenses (as a percentage of Assets)		0.81%	0.71%
Fee Waiver or Reimbursement		(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)	[2],[3]	0.79%	0.69%
[1]	“Other Expenses” includes Acquired Fund Fees and Expenses that did not exceed 0.01% of the Fund’s average net assets. Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	Becker Capital Management, Inc. (the “Advisor”), has contractually agreed to reduce its management fee and/or reimburse certain expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as Acquired Fund Fees and Expenses; and extraordinary litigation expenses) so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.78% for the Retail Class and 0.68% for the Institutional Class of each class’ respective average daily net assets (the “Expense Caps”). The Expense Caps will remain in effect at least through February 28, 2021. The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.
[3]	The Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement do not correlate to the Ratios to average net assets: Expenses after fees waived provided in the Financial Highlights Section of the Statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Caps for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Becker Value Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Retail Class	81	257	448	1,000
Institutional Class	70	225	393	881

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a value strategy and invests primarily in common and preferred stocks whose market prices do not reflect their true values, as determined by the Advisor. The Advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor typically invests in companies with sound fundamentals that the Advisor believes are selling at discounted valuations and have low price-to-earnings (“P/E”) ratios. The Advisor primarily selects stocks of companies with market capitalizations exceeding $10 billion, although the Fund may invest in securities of companies of any size or market capitalization that present opportunities for value.
The Fund strives to be fully invested at all times. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), equity exchange-traded funds (“ETFs”), preferred stock, and equity real estate investment trusts (“REITs”). The Fund may also invest up to 15% of its assets in foreign securities, including in emerging markets, through American Depositary Receipts (“ADRs”). ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The Advisor may sell a security for a variety of reasons, including, without limitation: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment in the Fund.

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Value Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

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Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

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Depositary Receipt Risk. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

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ETF Trading Risk. If the Fund invests in ETFs, it is subject to additional risks that do not apply to other mutual funds that do not invest in ETFs, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF. If the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in ETFs.

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Foreign Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets which are generally more volatile and less liquid

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Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Management Risk. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results, and the Fund might underperform other comparable funds.

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Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

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Small- and Mid-Cap Company Risk. Stocks of small- and mid-cap companies may be riskier than stocks of larger companies, because many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

Performance
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares. The table below shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a value-style broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance information is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.beckercap.com/mutual-fund.
Effective at the close of business on August 24, 2012, the Becker Value Equity Fund, a series of Unified Series Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios. Performance information shown prior to the close of business on August 24, 2012 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Retail Class Annual Total Returns (years ended December 31)

Best Quarter:	4th Quarter, 2011, 11.92%
Worst Quarter:	3rd Quarter, 2011, -15.66%

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Becker Value Equity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)	Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)	26.54%	8.29%	11.80%	8.51%	Nov. 03, 2003
Retail Class	Retail Class Return Before Taxes	23.05%	6.19%	10.20%	8.48%	Nov. 03, 2003
Retail Class | After Taxes on Distributions	Retail Class Return After Taxes on Distributions	22.41%	4.68%	8.91%	7.40%
Retail Class | After Taxes on Distributions and Sales	Retail Class Return After Taxes on Distributions and Sale of Fund Shares	14.09%	4.63%	8.16%	6.87%
Institutional Class	Institutional Class Return Before Taxes	23.21%	6.33%	10.40%	8.71%	Sep. 02, 2011

Retail Class shares commenced operations on November 3, 2003. Institutional Class shares commenced operations on September 2, 2011.
*Performance shown prior to September 2, 2011, the inception of Institutional Class shares, reflects the performance of the Retail Class shares, adjusted to reflect Institutional Class expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.